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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Angelo, Gordon & Co., L.P.
Address:          245 Park Avenue, 26th Floor
                  New York, New York 10167

Form 13F File Number:      028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Fred Berger
Title:            Chief Administrative Officer
Phone:            212-692-2000

Signature, Place, and Date of Signing:

/s/ Fred Berger                                  NEW YORK, NEW YORK                    NOVEMBER 14, 2007
---------------------------                 ---------------------------         --------------------------------
       [Signature]                                 [City, State]                               [Date]


Report Type (Check only one.):-

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           0
                                                            ------------------

Form 13F Information Table Entry Total:                                    108
                                                            ------------------

Form 13F Information Table Value Total:                             $1,922,743
                                                            ------------------
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ----------        -------------------------          ------------------

         None.

                                                            Angelo, Gordon & Co., L.P.
                                                            Form 13F Information Table
                                                         Quarter ended September 30, 2007

                                                                                INVESTMENT DISCRETION            VOTING AUTHORITY
                                                FAIR MARKET SHARES OR
                        TITLE OF      CUSIP        VALUE    PRINCIPAL SH/ PUT/      SHARED  SHARED OTHER
ISSUER                   CLASS        NUMBER        (IN       AMOUNT  PRN CALL SOLE DEFINED OTHER  MANAGERS  SOLE   SHARED  NONE
                                                THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
ACCESS INTEGRATED
TECHNLGS I                CLA        004329108     $6,218  1,110,355  SH       SOLE                       1,110,355
-----------------------------------------------------------------------------------------------------------------------------------

ADOLOR CORP               COM        00724X102       $684    200,000  SH       SOLE                         200,000
-----------------------------------------------------------------------------------------------------------------------------------

ALCAN INC                 COM        013716105    $87,520    874,500  SH       SOLE                         874,500
-----------------------------------------------------------------------------------------------------------------------------------

ALCON INC                 SHS        H01301102     $2,375     16,500  SH       SOLE                          16,500
-----------------------------------------------------------------------------------------------------------------------------------

ALLERGAN INC              COM        018490102     $1,547      2,400  SH  Call SOLE                           2,400
-----------------------------------------------------------------------------------------------------------------------------------

ALLIANCE DATA
SYSTEMS CORP              COM        018581108    $63,888    825,000  SH       SOLE                         825,000
-----------------------------------------------------------------------------------------------------------------------------------

ALLTEL CORP               COM        020039103   $102,778  1,475,000  SH       SOLE                       1,475,000
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN TOWER CORP       CLA        029912201     $5,421    124,500  SH       SOLE                         124,500
-----------------------------------------------------------------------------------------------------------------------------------

AMYLIN PHARMACEUTICALS
INC                       COM        032346108     $1,500     30,000  SH  Put  SOLE                          30,000
-----------------------------------------------------------------------------------------------------------------------------------

APPLEBEES INTL INC        COM        037899101    $27,368  1,100,000  SH       SOLE                       1,100,000
-----------------------------------------------------------------------------------------------------------------------------------

ARCHSTONE SMITH TR        COM        039583109    $70,665  1,175,000  SH       SOLE                       1,175,000
-----------------------------------------------------------------------------------------------------------------------------------

ARENA PHARMACEUTICALS
INC                       COM        040047102     $1,095    100,000  SH       SOLE                         100,000
-----------------------------------------------------------------------------------------------------------------------------------

AVAYA INC                 COM        053499109    $32,224  1,900,000  SH       SOLE                       1,900,000
-----------------------------------------------------------------------------------------------------------------------------------

BAUSCH & LOMB INC         COM        071707103     $4,160     65,000  SH       SOLE                          65,000
-----------------------------------------------------------------------------------------------------------------------------------

BCE INC                   COM NEW    05534B760    $63,900  1,600,000  SH       SOLE                       1,600,000
-----------------------------------------------------------------------------------------------------------------------------------

BIOGEN IDEC INC           COM        09062X103     $1,658     25,000  SH  Call SOLE                          25,000
-----------------------------------------------------------------------------------------------------------------------------------

BOSTON PROPERTIES INC     COM        101121101     $5,465     52,600  SH       SOLE                          52,600
-----------------------------------------------------------------------------------------------------------------------------------

BOYD GAMING CORP          COM        103304101     $2,978     69,500  SH  Call SOLE                          69,500
-----------------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------------

BRISTOL MYERS SQUBB CO    COM        110122108     $4,035    140,000  SH       SOLE                         140,000
-----------------------------------------------------------------------------------------------------------------------------------

BROOKDALE SR LIVING INC   COM        112463104    $17,915    450,000  SH       SOLE                         450,000
-----------------------------------------------------------------------------------------------------------------------------------

BROOKFIELD HOMES CORP     COM        112723101     $1,521     81,974  SH       SOLE                          81,974
-----------------------------------------------------------------------------------------------------------------------------------

CAPITALSOURCE INC         COM        14055X102     $5,960    294,450  SH       SOLE                         294,450
-----------------------------------------------------------------------------------------------------------------------------------

CARDINAL HEALTH INC       COM        14149Y108     $3,127     50,000  SH       SOLE                          50,000
-----------------------------------------------------------------------------------------------------------------------------------

CB RICHARD ELLIS GROUP
INC                       CLA        12497T101     $5,707    205,000  SH       SOLE                         205,000
-----------------------------------------------------------------------------------------------------------------------------------

CELGENE CORP              COM        151020104       $713     10,000  SH       SOLE                          10,000
-----------------------------------------------------------------------------------------------------------------------------------

CNX GAS CORP              COM        12618H309     $7,193    250,000  SH       SOLE                         250,000
-----------------------------------------------------------------------------------------------------------------------------------

COGDELL SPENCER INC       COM        19238U107     $6,122    330,900  SH       SOLE                         330,900
-----------------------------------------------------------------------------------------------------------------------------------

COMPUCREDIT CORP          COM        20478N100    $12,635    582,000  SH       SOLE                         582,000
-----------------------------------------------------------------------------------------------------------------------------------

CORRECTIONS CORP
AMER NEW                  COM NEW    22025Y407    $20,642    788,782  SH       SOLE                         788,782
-----------------------------------------------------------------------------------------------------------------------------------
CYCLACEL PHARMACEUTICALS  PFD CONV
INC                       EX 6%      23254L207     $1,145    196,000  SH       SOLE                         196,000
-----------------------------------------------------------------------------------------------------------------------------------

DAVITA INC                COM        23918K108     $1,580     25,000  SH       SOLE                          25,000
-----------------------------------------------------------------------------------------------------------------------------------

DELTA FINANCIAL CORP      COM        247918105     $1,290    262,700  SH       SOLE                         262,700
-----------------------------------------------------------------------------------------------------------------------------------

DOW JONES & CO INC        COM        260561105    $12,537    210,000  SH  Call SOLE                         210,000
-----------------------------------------------------------------------------------------------------------------------------------

FLAMEL TECHNOLOGIES SA    SPONSORED
                          ADR        338488109     $1,349    150,000  SH  Put  SOLE                         150,000
-----------------------------------------------------------------------------------------------------------------------------------

GASTAR EXPL LTD           COM        367299104     $3,757  2,590,827  SH       SOLE                       2,590,827
-----------------------------------------------------------------------------------------------------------------------------------

GENENTECH INC             COM        368710406     $3,121     40,000  SH  Call SOLE                          40,000
-----------------------------------------------------------------------------------------------------------------------------------

GENERAL GROWTH PPTYS
INC                       COM        370021107     $4,826     90,000  SH       SOLE                          90,000
-----------------------------------------------------------------------------------------------------------------------------------

GEO GROUP INC             COM        36159R103    $22,089    746,000  SH       SOLE                         746,000
-----------------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------------

GEOMET INC DEL            COM        37250U102     $2,036    400,000  SH       SOLE                         400,000
-----------------------------------------------------------------------------------------------------------------------------------

GIGABEAM CORP             COM        37517W107       $328     81,402  SH       SOLE                          81,402
-----------------------------------------------------------------------------------------------------------------------------------

GILEAD SCIENCES INC       COM        375558103     $3,065     75,000  SH       SOLE                          75,000

-----------------------------------------------------------------------------------------------------------------------------------

HARRAHS ENTMT INC         COM        413619107   $119,529  1,375,000  SH       SOLE                       1,375,000
-----------------------------------------------------------------------------------------------------------------------------------

HEALTHSOUTH CORP          COM NEW    421924309     $3,064    175,000  SH       SOLE                         175,000
-----------------------------------------------------------------------------------------------------------------------------------

HILTON HOTELS CORP        COM        432848109    $87,169  1,875,000  SH       SOLE                       1,875,000
-----------------------------------------------------------------------------------------------------------------------------------

HOLOGIC INC               COM        436440101     $4,880     80,000  SH       SOLE                          80,000
-----------------------------------------------------------------------------------------------------------------------------------

HOME INNS & HOTELS
MGMT INC                  SPON ADR   43713W107     $7,190    206,600  SH       SOLE                         206,600
-----------------------------------------------------------------------------------------------------------------------------------

HOME PROPERTIES INC       COM        437306103     $3,251     62,295  SH       SOLE                          62,295
-----------------------------------------------------------------------------------------------------------------------------------

HUMANA INC                COM        444859102     $2,795     40,000  SH       SOLE                          40,000
-----------------------------------------------------------------------------------------------------------------------------------

HUNTSMAN CORP             COM        447011107    $94,040  3,550,000  SH       SOLE                       3,550,000
-----------------------------------------------------------------------------------------------------------------------------------

INDEVUS PHARMACEUTICALS
INC                       COM        454072109     $1,071    155,000  SH       SOLE                         155,000
-----------------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL BUSINESS
MACHS                     COM        459200101    $11,780    100,000  SH       SOLE                         100,000
-----------------------------------------------------------------------------------------------------------------------------------

INTUITIVE SURGICAL INC    COM NEW    46120E602     $4,140     18,000  SH  Call SOLE                          18,000
-----------------------------------------------------------------------------------------------------------------------------------

                          S&P 500
ISHARES TR                INDEX      464287200    $33,195    217,000  SH  Put  SOLE                         217,000
-----------------------------------------------------------------------------------------------------------------------------------
                          DJ US
ISHARES TR                REAL EST   464287739     $5,735     75,000  SH  Put  SOLE                          75,000
-----------------------------------------------------------------------------------------------------------------------------------

ISHARES TR                RUSSELL
                          2000       464287655    $60,045    750,000  SH  Put  SOLE                         750,000
-----------------------------------------------------------------------------------------------------------------------------------

ISTAR FINL INC            COM        45031U101    $35,576  1,046,650  SH       SOLE                       1,046,650
-----------------------------------------------------------------------------------------------------------------------------------

JINPAN INTL LTD           ORD        G5138L100     $4,532    157,895  SH       SOLE                         157,895
-----------------------------------------------------------------------------------------------------------------------------------

JOHNSON & JOHNSON         COM        478160104     $2,957     45,000  SH       SOLE                          45,000
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------

LAIDLAW INTL INC          COM        50730R102    $45,786  1,300,000  SH       SOLE                       1,300,000
-----------------------------------------------------------------------------------------------------------------------------------
                          COM SH
LASALLE HOTEL PPTYS       BEN INT    517942108     $2,622     62,300  SH       SOLE                          62,300
-----------------------------------------------------------------------------------------------------------------------------------

LYONDELL CHEMICAL CO      COM        552078107    $71,843  1,550,000  SH       SOLE                       1,550,000
-----------------------------------------------------------------------------------------------------------------------------------

MAGUIRE PPTYS INC         COM        559775101    $16,498    638,700  SH       SOLE                         638,700
-----------------------------------------------------------------------------------------------------------------------------------

MANOR CARE INC NEW        COM        564055101    $69,359  1,077,000  SH       SOLE                       1,077,000
-----------------------------------------------------------------------------------------------------------------------------------

MARTIN MARIETTA MATLS
INC                       COM        573284106     $7,719     57,800  SH       SOLE                          57,800
-----------------------------------------------------------------------------------------------------------------------------------

MEDICIS PHARMACEUTICAL
CORP                      CLA NEW    584690309     $1,526     50,000  SH  Call SOLE                          50,000
-----------------------------------------------------------------------------------------------------------------------------------

MERCK & CO INC            COM        589331107     $3,101     60,000  SH       SOLE                          60,000
-----------------------------------------------------------------------------------------------------------------------------------

MONOGRAM BIOSCIENCE INC   COM        60975U108     $1,087    760,000  SH       SOLE                         760,000
-----------------------------------------------------------------------------------------------------------------------------------

NORTHSTAR NEUROSCIENCE
INC                       COM        66704V101     $1,897    170,000  SH       SOLE                         170,000
-----------------------------------------------------------------------------------------------------------------------------------

NORTHWESTERN CORP         COM NEW    668074305    $33,161  1,220,490  SH       SOLE                       1,220,490
-----------------------------------------------------------------------------------------------------------------------------------

NUVASIVE INC              COM        670704105     $2,616     72,800  SH       SOLE                          72,800
-----------------------------------------------------------------------------------------------------------------------------------

NUVEEN INVTS INC          CLA        67090F106    $43,358    700,000  SH       SOLE                         700,000
-----------------------------------------------------------------------------------------------------------------------------------

OCWEN FINL CORP           COM NEW    675746309    $20,275  2,150,000  SH       SOLE                       2,150,000
-----------------------------------------------------------------------------------------------------------------------------------
                          DBCV 3.250%
OMNICARE INC              12/1       681904AL2     $4,056  5,000,000 PRN       SOLE                       5,000,000
-----------------------------------------------------------------------------------------------------------------------------------

OMNICARE INC              COM        681904108     $1,610     80,000  SH       SOLE                          80,000
-----------------------------------------------------------------------------------------------------------------------------------

OMRIX BIOPHARMACEUTICALS
INC                       COM        681989109     $2,913     82,500  SH       SOLE                          82,500
-----------------------------------------------------------------------------------------------------------------------------------

OMRIX BIOPHARMACEUTICALS
INC                       COM        681989109     $1,412     40,000  SH  Put  SOLE                          40,000
-----------------------------------------------------------------------------------------------------------------------------------

ORIGEN FINL INC           COM        68619E208     $5,282    873,000  SH       SOLE                         873,000
-----------------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------------

OWENS CORNING NEW         COM        690742101    $16,527    659,778  SH       SOLE                         659,778
-----------------------------------------------------------------------------------------------------------------------------------

PEDIATRIX MED GROUP       COM        705324101     $2,944     45,000  SH       SOLE                          45,000
-----------------------------------------------------------------------------------------------------------------------------------

PHH CORP                  COM NEW    693320202    $69,955  2,661,910  SH       SOLE                       2,661,910
-----------------------------------------------------------------------------------------------------------------------------------

POST PPTYS INC            COM        737464107     $7,450    192,500  SH       SOLE                         192,500
-----------------------------------------------------------------------------------------------------------------------------------

PROGENICS PHARMACEUTICALS
IN                        COM        743187106     $1,658     75,000  SH       SOLE                          75,000
-----------------------------------------------------------------------------------------------------------------------------------

QUANTA CAPITAL HLDGS LTD  SHS        G7313F106     $4,737  1,754,600  SH       SOLE                       1,754,600
-----------------------------------------------------------------------------------------------------------------------------------

QUEST RESOURCE CORP       COM NEW    748349305     $4,825    500,000  SH       SOLE                         500,000
-----------------------------------------------------------------------------------------------------------------------------------

RESMED INC                COM        761152107     $4,313    100,600  SH       SOLE                         100,600
-----------------------------------------------------------------------------------------------------------------------------------

RESPIRONICS INC           COM        761230101     $2,882     60,000  SH       SOLE                          60,000
-----------------------------------------------------------------------------------------------------------------------------------

SELECT SECTOR SPDR TR     SBI INTL
                          -FINL      81369Y605    $12,063    351,500  SH  Put  SOLE                         351,500
-----------------------------------------------------------------------------------------------------------------------------------

SEPRACOR INC              NOTE 10/1  817315AW4     $4,451  5,000,000 PRN       SOLE                       5,000,000
-----------------------------------------------------------------------------------------------------------------------------------

SIERRA HEALTH SVCS INC    COM        826322109    $51,417  1,218,703  SH       SOLE                       1,218,703
-----------------------------------------------------------------------------------------------------------------------------------

SLM CORP                  COM        78442P106    $74,505  1,500,000  SH       SOLE                       1,500,000
-----------------------------------------------------------------------------------------------------------------------------------

SLM CORP                  COM        78442P106     $2,484     50,000  SH  Call SOLE                          50,000
-----------------------------------------------------------------------------------------------------------------------------------

SLM CORP                  COM        78442P106    $12,929    260,300  SH  Put  SOLE                         260,300
-----------------------------------------------------------------------------------------------------------------------------------

SOMAXON PHARMACEUTICALS
INC                       COM        834453102     $3,000    295,000  SH       SOLE                         295,000
-----------------------------------------------------------------------------------------------------------------------------------
STARWOOD HOTELS &
RESORTS WRLD              COM        85590A401     $3,945     64,941  SH       SOLE                          64,941
-----------------------------------------------------------------------------------------------------------------------------------
STARWOOD HOTELS &
RESORTS WRLD              COM        85590A401     $8,657    142,500  SH  Call SOLE                         142,500
-----------------------------------------------------------------------------------------------------------------------------------

STRATEGIC HOTELS &
RESORTS I                 COM        86272T106     $6,692    325,000  SH       SOLE                         325,000
-----------------------------------------------------------------------------------------------------------------------------------

STRYKER CORP              COM        863667101     $3,851     56,000  SH       SOLE                          56,000
-----------------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------------

SUNRISE SENIOR LIVING
INC                       COM        86768K106    $23,319    659,300  SH       SOLE                         659,300
-----------------------------------------------------------------------------------------------------------------------------------

TAUBMAN CTRS INC          COM        876664103     $5,417     98,944  SH       SOLE                          98,944
-----------------------------------------------------------------------------------------------------------------------------------

TEXAS INDS INC            COM        882491103    $12,215    155,600  SH       SOLE                         155,600
-----------------------------------------------------------------------------------------------------------------------------------

THOMAS PPTYS GROUP INC    COM        884453101     $5,179    431,586  SH       SOLE                         431,586
-----------------------------------------------------------------------------------------------------------------------------------

TXU CORP                  COM        873168108   $114,687  1,675,000  SH       SOLE                       1,675,000
-----------------------------------------------------------------------------------------------------------------------------------

UNIVERSAL HLTH SVCS INC   CLB        913903100     $1,361     25,000  SH       SOLE                          25,000
-----------------------------------------------------------------------------------------------------------------------------------

VARIAN MED SYS INC        COM        92220P105     $2,895     69,100  SH       SOLE                          69,100
-----------------------------------------------------------------------------------------------------------------------------------
                          NOTE
WCI CMNTYS INC            4.000% 8/1 92923CAK0     $5,516  6,250,000 PRN       SOLE                       6,250,000
-----------------------------------------------------------------------------------------------------------------------------------

WELLPOINT INC             COM        94973V107     $2,762     35,000  SH       SOLE                          35,000
-----------------------------------------------------------------------------------------------------------------------------------

WYETH                     COM        983024100     $4,455    100,000  SH       SOLE                         100,000
-----------------------------------------------------------------------------------------------------------------------------------

WYETH                     COM        983024100     $4,455    100,000  SH  Put  SOLE                         100,000
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE (in                     $1,922,743
thousands)

